                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  3/31/11
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                  5/11/11
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:      $176,587
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

           FORM 13F INFORMATION TABLE - BIRINYI ASSOCIATES 3/31/2011

              COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6       COLUMN 8
              --------                 -------------- --------- --------- ----------------------- ---------- -------------------
                                                                                                              VOTING AUTHORITY
                                                                                                             -------------------
               NAME OF                                            VALUE   SHRS OR                 INVESTMENT
               ISSUER                  TITLE OF CLASS  CUSIP    (X $1000) PRN AMT SH/PRN PUT/CALL DISCRETION  SOLE   SHARED NONE
               ------                  -------------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
Altria Group Inc                        Common Stock  02209S103  $   953   36,600                    SOLE     36,600
Amazon.com Inc                          Common Stock  023135106  $ 2,189   12,150                    SOLE     12,150
American Express Co                     Common Stock  025816109  $ 1,187   26,250                    SOLE     26,250
Amgen Inc                               Common Stock  031162100  $   311    5,827                    SOLE      5,827
Annaly Capital Management Inc               REIT      035710409  $ 1,147   65,750                    SOLE     65,750
Apple Inc                               Common Stock  037833100  $15,685   45,005                    SOLE     45,005
B&G Foods Inc                           Common Stock  05508R106  $   686   36,550                    SOLE     36,550
Baidu Inc/China                             ADR       056752108  $ 2,205   16,000                    SOLE     16,000
Barrick Gold Corp                       Common Stock  067901108  $ 1,583   30,500                    SOLE     30,500
Berkshire Hathaway Inc                  Common Stock  084670108  $   501        4                    SOLE          4
Berkshire Hathaway Inc                  Common Stock  084670702  $ 1,213   14,500                    SOLE     14,500
Boeing Co/The                           Common Stock  097023105  $   584    7,900                    SOLE      7,900
BP Prudhoe Bay Royalty Trust            Royalty Trst  055630107  $ 3,538   29,525                    SOLE     29,525
Caterpillar Inc                         Common Stock  149123101  $ 2,820   25,326                    SOLE     25,326
Chevron Corp                            Common Stock  166764100  $ 2,067   19,229                    SOLE     19,229
Chipotle Mexican Grill Inc              Common Stock  169656105  $ 2,016    7,400                    SOLE      7,400
CME Group Inc                           Common Stock  12572Q105  $   814    2,700                    SOLE      2,700
Compass Diversified Holdings              Ltd Part    20451Q104  $ 1,403   95,212                    SOLE     95,212
Consolidated Edison Inc                 Common Stock  209115104  $ 1,477   29,125                    SOLE     29,125
Cummins Inc                             Common Stock  231021106  $ 1,146   10,450                    SOLE     10,450
Deere & Co                              Common Stock  244199105  $   974   10,050                    SOLE     10,050
Enerplus Corp                           Common Stock  292766102  $ 4,868  153,750                    SOLE    153,750
Exxon Mobil Corp                        Common Stock  30231G102  $ 1,262   15,000                    SOLE     15,000
Financial Select Sector SPDR Fund           ETP       81369Y605  $   293   17,850                    SOLE     17,850
First Solar Inc                         Common Stock  336433107  $   555    3,450                    SOLE      3,450
Ford Motor Co                           Common Stock  345370860  $   939   63,000                    SOLE     63,000
Freeport-McMoRan Copper & Gold Inc      Common Stock  35671D857  $ 1,089   19,600                    SOLE     19,600
General Electric Co                     Common Stock  369604103  $ 4,742  236,500                    SOLE    236,500
Goldman Sachs Group Inc/The             Common Stock  38141G104  $ 5,004   31,550                    SOLE     31,550
Google Inc                              Common Stock  38259P508  $13,564   23,117                    SOLE     23,117
Hess Corp                               Common Stock  42809H107  $   575    6,750                    SOLE      6,750
Infosys Technologies Ltd                    ADR       456788108  $   375    5,235                    SOLE      5,235
International Business Machines Corp    Common Stock  459200101  $ 5,273   32,336                    SOLE     32,336
iShares MSCI EAFE Index Fund                ETP       464287465  $   769   12,800                    SOLE     12,800
iShares MSCI Emerging Markets Index
 Fund                                       ETP       464287234  $ 1,127   23,150                    SOLE     23,150
iShares Russell 2000 Index Fund             ETP       464287655  $   295    3,500                    SOLE      3,500
JPMorgan Chase & Co                     Common Stock  46625H100  $ 1,256   27,250                    SOLE     27,250
Kraft Foods Inc                         Common Stock  50075N104  $   335   10,697                    SOLE     10,697
Las Vegas Sands Corp                    Common Stock  517834107  $   360    8,520                    SOLE      8,520
Mastercard Inc                          Common Stock  57636Q104  $ 2,228    8,850                    SOLE      8,850
McDonald's Corp                         Common Stock  580135101  $ 5,483   72,064                    SOLE     72,064
Microsoft Corp                          Common Stock  594918104  $   592   23,300                    SOLE     23,300
Mosaic Co/The                           Common Stock  61945A107  $   421    5,350                    SOLE      5,350
Netflix Inc                             Common Stock  64110L106  $ 1,450    6,100                    SOLE      6,100
Oil Services Holders Trust                  ETP       678002106  $ 6,356   38,700                    SOLE     38,700
Philip Morris International Inc         Common Stock  718172109  $ 1,355   20,650                    SOLE     20,650
priceline.com Inc                       Common Stock  741503403  $ 4,584    9,051                    SOLE      9,051
Procter & Gamble Co/The                 Common Stock  742718109  $ 1,546   25,100                    SOLE     25,100
QUALCOMM Inc                            Common Stock  747525103  $   219    4,000                    SOLE      4,000
Rydex S&P Equal Weight ETF                  ETP       78355W106  $ 1,375   27,250                    SOLE     27,250
Salesforce.com Inc                      Common Stock  79466L302  $ 2,097   15,700                    SOLE     15,700
Schlumberger Ltd                        Common Stock  806857108  $ 2,075   22,250                    SOLE     22,250
SPDR Dow Jones Industrial Average ETF
 Trust                                      ETP       78467X109  $ 5,862   47,650                    SOLE     47,650
SPDR S&P 500 ETF Trust                      ETP       78462F103  $40,592  306,150                    SOLE    306,150
Transocean Ltd                          Common Stock         --  $   401    5,150                    SOLE      5,150
Unilever NV                             NY Reg Shrs   904784709  $ 2,871   91,550                    SOLE     91,550
United States Steel Corp                Common Stock  912909108  $ 2,710   50,250                    SOLE     50,250
United Technologies Corp                Common Stock  913017109  $   914   10,800                    SOLE     10,800
Verizon Communications Inc              Common Stock  92343V104  $ 4,062  105,402                    SOLE    105,402
Wal-Mart Stores Inc                     Common Stock  931142103  $ 1,140   21,900                    SOLE     21,900
Wells Fargo & Co                        Common Stock  949746101  $   755   23,803                    SOLE     23,803
Wynn Resorts Ltd                        Common Stock  983134107  $   318    2,500                    SOLE      2,500

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